Acquisitions	12 Months Ended
Aug. 31, 2013
Acquisitions [Abstract]
Acquisitions
(4)  Acquisitions and Divestitures

In September 2012, the Company completed its acquisition of Stephen L. LaFrance Holdings, Inc. (USA Drug) for $436 million net of assumed cash, subject to adjustment in certain circumstances.  This acquisition increased the Company's presence in the mid-South region of the country.  The purchase price allocation for this acquisition added $220 million to goodwill and $156 million to intangible assets, primarily prescription files and non-compete agreements, with $60 million allocated to net tangible assets, primarily inventory.  The purchase price allocation is complete with the exception of the evaluation of certain deferred tax balances.  The USA Drug acquisition contributed $364 million of revenue and a pre-tax loss of $74 million in fiscal 2013, including transaction and store closure costs of $57 million.

In December 2012, the Company acquired an 80% interest in Cystic Fibrosis Foundation Pharmacy LLC for $29 million net of assumed cash, subject to working capital adjustments, and a call option to acquire the remaining 20% interest.  The investment provides joint ownership in a specialty pharmacy for cystic fibrosis patients and their families and a provider of new product launch support and call center services for drug manufacturers.  The investment added $16 million to goodwill and $21 million to intangible assets, primarily payer contracts.

The aggregate purchase price of all business and intangible asset acquisitions, excluding USA Drug and Cystic Fibrosis, was $165 million in fiscal 2013.  These acquisitions added $135 million to intangible assets, primarily prescription files.  The remaining fair value relates to immaterial amounts of tangible assets, less liabilities assumed.  Operating results of businesses acquired have been included in the Consolidated Statements of Comprehensive Income from their respective acquisition dates forward and were not material.

In fiscal 2012, the Company acquired certain assets of BioScrip, Inc.'s (BioScrip) community specialty pharmacies and centralized specialty and mail services pharmacy business for $144 million plus inventory.  The acquisition added $94 million to goodwill and $49 million to other intangible assets.  The addition of BioScrip's community specialty pharmacies and centralized specialty and mail services pharmacy businesses advances community pharmacy and brings additional specialty pharmacy products and services closer to patients.  The Company also purchased Crescent Pharmacy Holdings, LLC (Crescent), an infusion pharmacy business, for $73 million, net of assumed cash.  The Crescent acquisition added $40 million to goodwill and $26 million to intangible assets, primarily payer contracts.  The acquisition is a strategic investment to expand the Company's infusion services in select California markets.